Significant Collaboration Transactions - Additional Information (Details)				1 Months Ended		3 Months Ended				4 Months Ended	6 Months Ended	9 Months Ended		12 Months Ended
	Jun. 01, 2019 USD ($) $ / shares shares	Oct. 01, 2018 USD ($) shares	Sep. 30, 2017 USD ($)	Jul. 31, 2021 shares	Mar. 31, 2021 USD ($) shares	Sep. 30, 2021 USD ($) shares	Jun. 30, 2021 USD ($) shares	Mar. 31, 2021 USD ($) shares	Sep. 30, 2020 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2020 USD ($) shares	Sep. 30, 2021 USD ($) Obligations shares	Sep. 30, 2020 USD ($)	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($) Obligations shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 USD ($)	Jul. 31, 2020 USD ($)	Dec. 01, 2019 USD ($)	Jul. 31, 2019 USD ($)	Dec. 01, 2018 USD ($)	Sep. 30, 2018 USD ($)
Business Acquisition [Line Items]
Additional share | shares												5,229,900
Number of additional common units received | shares												7,245,000			5,400,000
Income (loss) on equity method investments						$ (39,651,000)			$ (237,000)			$ (72,621,000)	$ (2,151,000)		$ (3,059,000)	$ (46,936,000)
Deferred revenue											$ 120,078,000				120,078,000	147,900,000	$ 127,200,000
Revenue remaining performance obligation amount						25,300,000					20,700,000	25,300,000			20,700,000	35,300,000
Deferred revenue, net of current portion																24,500
Revenue recognized												23,700,000	19,000,000.0		25,500,000	16,800,000
Gain (Loss) on Extinguishment of Debt																71,000
Change in fair value of warrant liabilities						18,482,000			0			18,482,000	0
Amyris, Inc. [Member] | Other Income (Expense) [Member]
Business Acquisition [Line Items]
Gain (Loss) on Extinguishment of Debt															8,300,000	1,600,000
Amyris, Inc. [Member] | Promissory Note [Member]
Business Acquisition [Line Items]
Debt instrument, face amount											12,000,000.0				$ 12,000,000.0
Debt Instrument, maturity date															Oct. 19, 2022
Repayments of debt															$ 9,800,000
Synlogic, Inc. [Member]
Business Acquisition [Line Items]
Deferred revenue											100,000				100,000	100,000
Deferred revenue recognized															100,000	100,000
Revenue remaining performance obligation amount																					$ 30,000,000.0
Equity method investments											13,700,000				13,700,000	16,400,000
Equity method investments fair value	$ 35,800,000
Equity method investment difference between aggregated cost and underlying equity																					29,800,000
Equity method investment, aggregate cost																					80,000,000.0
Synlogic, Inc. [Member] | Common Stock [Member]
Business Acquisition [Line Items]
Equity metohd investment ownership percentage	19.90%
Stock issued during period shares | shares	6,340,771
Shares issued price per share | $ / shares	$ 9.00
Stock issued during period, value, new issues	$ 57,100,000
Synlogic, Inc. [Member] | Warrant [Member]
Business Acquisition [Line Items]
Equity method investments																					$ 14,400,000
Equity method investments fair value											$ 5,500,000				5,500,000	6,600,000
Change in fair value of warrant liabilities															1,100,000	7,800,000
Synlogic, Inc. [Member] | Loss on Equity Method Investments [Member]
Business Acquisition [Line Items]
Income (loss) on equity method investments															$ 2,700,000	19,400,000
Amyris Collaboration Agreement [Member] | Amyris, Inc. [Member]
Business Acquisition [Line Items]
Due from related parties										$ 800,000								$ 800,000
Amyris Collaboration Agreement [Member] | Amyris, Inc. [Member] | Promissory Note [Member]
Business Acquisition [Line Items]
Due to related parties										12,000,000.0								12,000,000.0
Warrant Agreement [Member] | Synlogic, Inc. [Member]
Business Acquisition [Line Items]
Number of ordinary share called by each warrant | shares	2,548,117
Exercise price of warrants or rights | $ / shares	$ 9.00
Joyn Bio, LLC [Member]
Business Acquisition [Line Items]
Equity metohd investment ownership percentage											50.00%				50.00%
Equity method investments										97,900,000								$ 97,900,000
Revenue recognized															$ 9,900,000	17,100,000
Joyn Bio, LLC [Member] | Under Termination Scenarios [Member]
Business Acquisition [Line Items]
Revenue recognized															7,300,000	9,300,000
Contract with customers liability balance refundable											$ 9,900,000				9,900,000
Cooksonia [Member]
Business Acquisition [Line Items]
Variable interest entity ownership percentage			70.00%
Variable interest entity percentage of control of board of directors			100.00%
Equity method investment, underlying equity in net assets			$ 8,100,000
Cooksonia [Member] | Parent [Member]
Business Acquisition [Line Items]
Equity method investments			13,100,000
Payment to acquire equity method investments			5,000,000.0
Cooksonia [Member] | Joyn Bio, LLC [Member]
Business Acquisition [Line Items]
Income (loss) on equity method investments															$ 400,000	1,700,000
Equity metohd investment ownership percentage											50.00%				50.00%
Equity method investments											$ 28,900,000				$ 28,900,000	29,300,000
Foundry Services Agreement [Member] | Synlogic, Inc. [Member]
Business Acquisition [Line Items]
Exercise price of warrants or rights | $ / shares	$ 8.99
Payments for repurchase of warrants	$ 22,900,000
Cash	$ 30,000,000.0
Foundry Services Agreement [Member] | Joyn Bio, LLC [Member]
Business Acquisition [Line Items]
Upfront payment received										$ 20,000,000.0						15,000,000.0
Capital Unit, Class B [Member] | Cooksonia [Member] | Related Party Investor [Member]
Business Acquisition [Line Items]
Equity metohd investment ownership percentage										20.00%								20.00%
Payment to acquire equity method investments										$ 20,000,000.0
Capital Units Class C [Member] | Joyn Bio, LLC [Member] | Bayer [Member]
Business Acquisition [Line Items]
Equity metohd investment ownership percentage										50.00%								50.00%
Payment to acquire equity method investments										$ 20,000,000.0
Commitment to contribute additional capital										$ 60,000,000.0								$ 60,000,000.0
Capital Units Class C [Member] | Cooksonia [Member] | Joyn Bio, LLC [Member]
Business Acquisition [Line Items]
Equity metohd investment ownership percentage										50.00%								50.00%
Glycosyn Prepaid Services [Member]
Business Acquisition [Line Items]
Deferred revenue recognized																700,000
Collaborative arrangements value of service applied		$ 1,000,000.0
Collaborative arrangements percentage of every invoice transferrable to service committed		25.00%
Collaborative arrangements percentage of every invoice payable		75.00%
Percentage of outstanding amount payable upon termination of agreement		50.00%
Loans receivable											5,400,000				5,400,000	5,700,000				$ 3,100,000
Deferred revenue																	$ 9,000,000.0
Elimination of outstanding balance																8,400,000
Unrealized gain losses on loans receivable																1,500,000
Glycosyn Prepaid Services [Member] | Series C Redeemable Preferred Stock [Member]
Business Acquisition [Line Items]
Equity metohd investment ownership percentage																	18.00%
Equity method investments																	$ 10,000,000.0
Impairment losses on equity method investments																1,300,000
Equity method investments fair value																8,500,000
Letter Contract [Member] | National Institutes of Health [Member]
Business Acquisition [Line Items]
Revenue remaining performance obligation amount																			$ 40,500,000
Letter Contract [Member] | Other Income [Member] | National Institutes of Health [Member]
Business Acquisition [Line Items]
Income recognized on achievement of milestone											6,600,000
Development and Collaboration Agreement [Member] | Octant Inc [Member]
Business Acquisition [Line Items]
Payments to acquire in process research and development															5,000,000.0
Payments of profit sharing payments															$ 0
Arcaea [Member]
Business Acquisition [Line Items]
Consideration					$ 35,500,000
Arcaea LLC [Member]
Business Acquisition [Line Items]
Number of common units received | shares								1,755,000
Carrying value of the equity method investment								$ 11,900,000
carrying value outstanding						0						0
Income (loss) on equity method investments								$ 11,900,000
Allocated upfront non-cash consideration												1,200,000
Deferred revenue						47,400,000						47,400,000
Deferred revenue recognized						1,300,000						2,500,000
Additional non-cash consideration												35,500,000
Revenue remaining performance obligation amount						3,600,000						$ 3,600,000
Number of allocated performance obligations | Obligations												10
Allonnia [Member]
Business Acquisition [Line Items]
Number of common units received | shares															3,600,000
Carrying value of the equity method investment												$ 0			$ 24,500,000	24,500,000
carrying value outstanding																0
Income (loss) on equity method investments							$ 12,700,000					12,700,000				24,500,000
Allocated upfront non-cash consideration												2,500,000			2,500,000
Deferred revenue						38,000,000.0					26,100,000	38,000,000.0			26,100,000	24,500,000
Deferred revenue recognized						900,000			$ 1,300,000			4,300,000	$ 2,800,000		$ 5,000,000.0
Additional common units | shares							1,867,411							1,867,411
Total consideration of common unit							$ 12,700,000							$ 12,700,000
Additional non-cash consideration												12,700,000
Revenue remaining performance obligation amount						$ 1,300,000						$ 1,300,000
Number of allocated performance obligations | Obligations												10			10
Fixed non-cash consideration															$ 2,500,000
Variable Interest Entity, Not Primary Beneficiary [Member] | Technical Development Agreement [Member] | Motiff Foodworks Inc [Member]
Business Acquisition [Line Items]
Investment owned, balance, shares | shares																	9,000,900
Equity method investments																						$ 65,100,000
Impairment losses on equity method investments																	$ 65,100,000,000
Equity method investments fair value											0				0	0
Contract with customers liability											54,000,000.0				54,000,000.0	62,500,000
Revenue recognized															20,800,000	19,000,000.0
Variable Interest Entity, Not Primary Beneficiary [Member] | Technical Development Agreement [Member] | Motiff Foodworks Inc [Member] | Material Rights Tranche One [Member]
Business Acquisition [Line Items]
Revenue remaining performance obligation amount																	6,500,000
Variable Interest Entity, Not Primary Beneficiary [Member] | Technical Development Agreement [Member] | Motiff Foodworks Inc [Member] | Material Rights Tranche Two [Member]
Business Acquisition [Line Items]
Revenue remaining performance obligation amount																	6,500,000
Variable Interest Entity, Not Primary Beneficiary [Member] | Technical Development Agreement [Member] | Motiff Foodworks Inc [Member] | Material Rights Tranche Three [Member]
Business Acquisition [Line Items]
Revenue remaining performance obligation amount																	6,500,000
Variable Interest Entity, Not Primary Beneficiary [Member] | Technical Development Agreement [Member] | Motiff Foodworks Inc [Member] | Material Rights Tranche Four [Member]
Business Acquisition [Line Items]
Revenue remaining performance obligation amount																	6,500,000
Variable Interest Entity, Not Primary Beneficiary [Member] | Technical Development Agreement [Member] | Motiff Foodworks Inc [Member] | Material Rights Tranche Five [Member]
Business Acquisition [Line Items]
Revenue remaining performance obligation amount																	6,500,000
Variable Interest Entity, Not Primary Beneficiary [Member] | Technical Development Agreement [Member] | Motiff Foodworks Inc [Member] | Material Rights Tranche Six [Member]
Business Acquisition [Line Items]
Revenue remaining performance obligation amount																	6,500,000
Variable Interest Entity, Not Primary Beneficiary [Member] | Technical Development Agreement [Member] | Motiff Foodworks Inc [Member] | Material Rights Tranche Seven [Member]
Business Acquisition [Line Items]
Revenue remaining performance obligation amount																	6,500,000
Variable Interest Entity, Not Primary Beneficiary [Member] | Technical Development Agreement [Member] | Motiff Foodworks Inc [Member] | Material Rights Tranche Eight [Member]
Business Acquisition [Line Items]
Revenue remaining performance obligation amount																	6,500,000
Variable Interest Entity, Not Primary Beneficiary [Member] | Technical Development Agreement [Member] | Motiff Foodworks Inc [Member] | Material Rights Tranche Nine [Member]
Business Acquisition [Line Items]
Revenue remaining performance obligation amount																	6,500,000
Variable Interest Entity, Not Primary Beneficiary [Member] | Technical Development Agreement [Member] | Motiff Foodworks Inc [Member] | Material Rights Tranche Ten [Member]
Business Acquisition [Line Items]
Revenue remaining performance obligation amount																	6,500,000
Variable Interest Entity, Not Primary Beneficiary [Member] | Two Thousand And Eighteen Technical Development Agreement [Member] | Genomatica [Member]
Business Acquisition [Line Items]
Revenue remaining performance obligation amount																	40,000,000.0
Investment owned, at cost																	$ 40,000,000.0
Variable Interest Entity, Not Primary Beneficiary [Member] | Foundry Terms Of Service Agreement [Member] | Genomatica [Member]
Business Acquisition [Line Items]
Contract with customers liability											30,100,000				30,100,000	38,100,000
Revenue recognized															9,400,000	6,200,000
Potential consideration receivable																							$ 19,100,000
Potential amount payable																							$ 4,600,000
Upfront amount received											6,900,000				6,900,000	6,900,000
Variable Interest Entity, Not Primary Beneficiary [Member] | Foundry Terms Of Service Agreement [Member] | Genomatica [Member] | Preferred Stock [Member]
Business Acquisition [Line Items]
Equity securities without readily determinable fair value											$ 55,000,000.0				55,000,000.0	55,000,000.0
Variable Interest Entity, Primary Beneficiary [Member] | Capital Unit, Class A [Member] | Cooksonia [Member]
Business Acquisition [Line Items]
Payment to acquire equity method investments										$ 5,000,000.0
Variable interest entity ownership percentage																		70.00%
Noncontrolling Interest [Member] | Cooksonia [Member]
Business Acquisition [Line Items]
Equity method investments			29,700,000
Equity method investment, underlying equity in net assets			$ 8,100,000
Noncontrolling Interest [Member] | Cooksonia [Member] | Joyn Bio, LLC [Member]
Business Acquisition [Line Items]
Income (loss) on equity method investments															100,000	500,000
Maximum [Member] | Amyris, Inc. [Member] | Promissory Note [Member]
Business Acquisition [Line Items]
Debt instrument, periodic payment															300,000
Maximum [Member] | Synlogic, Inc. [Member]
Business Acquisition [Line Items]
Deferred revenue																200,000
Minimum [Member] | Amyris, Inc. [Member] | Promissory Note [Member]
Business Acquisition [Line Items]
Debt instrument, periodic payment															$ 200,000
License [Member] | Arcaea LLC [Member]
Business Acquisition [Line Items]
Common units | shares					9,000,000			9,000,000
Series A Preferred Stock
Business Acquisition [Line Items]
Consideration					$ 19,500,000							$ 57,100,000				$ 33,000,000.0
Share Sold | shares					1,755,000											2,970,000
Additional share | shares					7,245,000											630,000
Additional preferred units issued | shares											5,400,000				5,400,000	5,400,000
Additional common units | shares						1,867,411						1,867,411		1,867,411
Series A Preferred Stock | Arcaea [Member]
Business Acquisition [Line Items]
Business Combination, Issue | shares												5,139,900
Series A Preferred Stock | Arcaea LLC [Member]
Business Acquisition [Line Items]
Number of additional common units received | shares				5,229,900
Series A Preferred Stock | Allonnia [Member]
Business Acquisition [Line Items]
Consideration														$ 200,000
Share Sold | shares															1,664,911
Number of additional common units received | shares															5,400,000
Preferred units | shares						22,500	22,500				180,000	22,500			180,000	2,970,000
Additional preferred units issued | shares											1,844,911				1,844,911	630,000
Share Issued In Exchange For The Rights To Certain Intellectual Property | shares															180,000
Series A Preferred Stock | Allonnia [Member] | Arcaea [Member]
Business Acquisition [Line Items]
Business Combination, Issue | shares														22,500
Class C Units [Member] | Glycosyn Purchase Agreement [Member]
Business Acquisition [Line Items]
Investment owned, balance, shares | shares		80,142
Investment owned, balance, contracts		124.78
Investment owned, at cost		$ 10,000,000.0
Cash paid upon collaboration agreement		1,000,000.0
Rights to utilize upon collaboration agreement		$ 9,000,000.0